Right-of-Use Assets and Finance Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Right-of Use Assets and Finance Lease Liabilities [Abstract]
Annual Lease Payments
The annual lease payments under the bareboat charter agreement are as follows:

Twelve-month periods ending June 30,	Amount
2025	29,686
Total undiscounted lease payments	29,686
Less: Discount based on incremental borrowing rate	(183)
Present value of finance lease liabilities	29,503

Finance lease liabilities, current	29,503
Finance lease liabilities, non-current	-
Present value of finance lease liabilities	29,503